Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Other Assets
Deferred extended service plan costs	$ 61.9	$ 56.9
Goodwill	26.8	24.6
Other assets	25.3	18.4
Total other assets	$ 114.0	$ 99.9